Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 35,535,941	$ 20,998,172
Tax credit carryforwards	263,873	263,873
Allowance for doubtful accounts	458,506	450,116
Accrued expenses and other	677,909	64,494
Liquidated damages	1,549,313	1,078,235
Unearned revenue	2,356,111
Stock-based compensation	2,158,080	1,055,083
Operating lease liability	691,228	223,596
Depreciation and amortization	4,341,983	3,921,952
Deferred tax assets	48,032,944	28,055,521
Valuation allowance	(29,653,417)	(3,484,746)
Total deferred tax assets	18,379,527	24,570,775
Prepaid expenses	(144,704)	(148,051)
Unearned revenue		(67,295)
Acquisition-related intangibles	(18,445,655)	(24,355,429)
Total deferred tax liabilities	(18,590,359)	(24,570,775)
Net deferred tax liabilities	$ (210,832)